Schedule of Investments
July 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.32%
Australia–1.50%
Ampol Ltd.	249	$5,509
APA Group	849	5,710
ASX Ltd.	141	5,898
Brambles Ltd.	1,106	10,458
Cochlear Ltd.	46	7,398
Coles Group Ltd.	954	11,666
Computershare Ltd.	448	7,556
Dexus	805	4,455
GPT Group (The)	1,406	4,110
IGO Ltd.	582	5,405
James Hardie Industries PLC, CDI(a)	312	9,125
Lendlease Corp. Ltd.	952	5,537
Mineral Resources Ltd.	120	5,771
Mirvac Group	2,727	4,296
Newcrest Mining Ltd.	580	10,425
Northern Star Resources Ltd.	832	6,489
Pilbara Minerals Ltd.	1,913	6,244
QBE Insurance Group Ltd.	1,022	10,831
Scentre Group	3,464	6,556
Sonic Healthcare Ltd.	284	6,721
Stockland	1,744	4,956
Suncorp Group Ltd.	627	6,004
Transurban Group	2,053	19,797
		170,917
Austria–0.09%
Mondi PLC	307	5,385
Verbund AG	64	5,302
		10,687
Belgium–0.16%
KBC Group N.V.	189	14,213
Umicore S.A.	141	4,179
		18,392
Canada–3.85%
Agnico Eagle Mines Ltd.	324	16,986
Algonquin Power & Utilities Corp.	614	5,066
Bank of Nova Scotia (The)	893	44,967
Canadian National Railway Co.	447	54,183
Canadian Tire Corp. Ltd., Class A	47	6,455
Dollarama, Inc.	185	12,186
Fortis, Inc.	321	13,683
Gildan Activewear, Inc.	175	5,443
Intact Financial Corp.	119	17,580
Metro, Inc.	148	7,965
National Bank of Canada	259	20,286
Nutrien Ltd.	385	26,531
Open Text Corp.	177	7,603
Parkland Corp.	170	4,642
Pembina Pipeline Corp.	377	11,936
RB Global, Inc.	103	6,652
Saputo, Inc.	204	4,307
Shopify, Inc., Class A(a)	878	59,312
Shares		Value
Canada–(continued)
Sun Life Financial, Inc.	398	$20,947
TELUS Corp.	276	4,914
Toronto-Dominion Bank (The)	1,297	85,532
		437,176
China–0.82%
BOC Hong Kong Holdings Ltd.	2,500	7,638
NXP Semiconductors N.V.	187	41,697
Prosus N.V.	556	44,032
		93,367
Denmark–2.59%
Coloplast A/S, Class B	85	10,563
DSV A/S	133	26,519
Genmab A/S(a)	50	20,620
Novo Nordisk A/S, Class B	1,214	195,808
Orsted A/S(b)	141	12,276
Pandora A/S	85	8,514
Vestas Wind Systems A/S(a)	725	19,398
		293,698
Finland–0.54%
Elisa OYJ	86	4,486
Kesko OYJ, Class B	186	3,717
Metso OYJ	479	5,445
Neste OYJ	307	11,289
Nokia OYJ	3,868	15,277
Stora Enso OYJ, Class R	271	3,327
UPM-Kymmene OYJ	347	11,468
Wartsila OYJ Abp	507	6,373
		61,382
France–2.85%
AXA S.A.	1,445	44,421
Cie Generale des Etablissements Michelin S.C.A.	496	16,214
Credit Agricole S.A.	762	9,452
Danone S.A.	503	30,724
Dassault Systemes SE	485	20,759
Hermes International	21	46,468
L’Oreal S.A.	175	81,329
Schneider Electric SE	392	69,916
Valeo	190	4,301
		323,584
Germany–1.61%
adidas AG	121	24,473
Deutsche Boerse AG	141	27,034
DHL Group	722	37,088
GEA Group AG	124	5,261
Henkel AG & Co. KGaA, Preference Shares	171	13,191
Merck KGaA	87	15,285
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	102	38,422
Puma SE	71	4,794
Vonovia SE	515	12,024

See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Germany–(continued)
Zalando SE(a)(b)	153	$5,282
		182,854
Hong Kong–0.88%
AIA Group Ltd.	8,600	85,939
Hang Seng Bank Ltd.	600	9,154
MTR Corp. Ltd.	1,000	4,602
		99,695
Ireland–0.38%
CRH PLC	534	32,008
Kerry Group PLC, Class A	110	10,934
		42,942
Italy–0.43%
Amplifon S.p.A.	119	4,030
Assicurazioni Generali S.p.A.	682	14,537
FinecoBank Banca Fineco S.p.A.	393	6,101
Mediobanca Banca di Credito Finanziario S.p.A.	460	6,139
Moncler S.p.A.	141	10,192
Terna Rete Elettrica Nazionale S.p.A.	929	7,854
		48,853
Japan–6.08%
Advantest Corp.	100	13,854
Aeon Co. Ltd.	500	10,826
Ajinomoto Co., Inc.	400	15,583
Asahi Kasei Corp.	900	6,127
Astellas Pharma, Inc.	1,400	20,435
Daikin Industries Ltd.	200	40,415
Daiwa Securities Group, Inc.	1,100	5,964
FANUC Corp.	700	21,500
Fuji Electric Co. Ltd.	100	4,520
Fujitsu Ltd.	100	12,948
Hankyu Hanshin Holdings, Inc.	200	6,643
Hitachi Ltd.	700	45,815
Hoya Corp.	200	23,195
Ibiden Co. Ltd.	100	6,078
KDDI Corp.	1,200	35,346
Kikkoman Corp.	100	5,757
Kubota Corp.	600	9,079
MatsukiyoCocokara & Co.	100	5,849
Mitsubishi Chemical Group Corp.	800	4,784
NEC Corp.	200	10,122
Nitto Denko Corp.	100	7,130
Nomura Research Institute Ltd.	300	8,528
Omron Corp.	100	5,372
Ono Pharmaceutical Co. Ltd.	300	5,487
Oriental Land Co. Ltd.	800	30,687
ORIX Corp.	900	17,305
Renesas Electronics Corp.(a)	900	17,508
Secom Co. Ltd.	100	6,707
Seiko Epson Corp.	300	4,932
SG Holdings Co. Ltd.	200	2,920
SoftBank Corp.	2,000	22,186
Sompo Holdings, Inc.	200	8,846
Sony Group Corp.	900	84,225
Sumitomo Chemical Co. Ltd.	1,400	4,314
Sumitomo Metal Mining Co. Ltd.	200	6,937
Sumitomo Mitsui Financial Group, Inc.	900	42,414
Shares		Value
Japan–(continued)
Sysmex Corp.	100	$6,777
T&D Holdings, Inc.	400	6,509
TDK Corp.	300	11,481
TIS, Inc.	200	5,073
Tobu Railway Co. Ltd.	200	5,290
Tokio Marine Holdings, Inc.	1,300	29,786
Toray Industries, Inc.	900	5,037
Unicharm Corp.	300	11,108
Yamaha Corp.	100	3,873
Yamaha Motor Co. Ltd.	200	5,858
Yamato Holdings Co. Ltd.	300	5,618
Yaskawa Electric Corp.	200	8,696
Z Holdings Corp.	1,900	5,297
		690,741
Netherlands–2.45%
Akzo Nobel N.V.	144	12,301
ASML Holding N.V.	295	211,188
Koninklijke DSM N.V.	125	12,839
Universal Music Group N.V.	581	15,019
Wolters Kluwer N.V.	213	26,737
		278,084
New Zealand–0.04%
Meridian Energy Ltd.	1,313	4,606
Norway–0.22%
DNB Bank ASA	692	14,275
Orkla ASA	740	5,848
Telenor ASA	492	5,271
		25,394
Singapore–0.34%
CapitaLand Integrated Commercial Trust	4,600	7,055
CapitaLand Investment Ltd.	1,700	4,349
STMicroelectronics N.V.	500	26,740
		38,144
Spain–0.30%
ACS Actividades de Construccion y Servicios S.A.	155	5,418
Amadeus IT Group S.A.	325	23,327
Redeia Corp. S.A.	322	5,386
		34,131
Sweden–0.39%
Beijer Ref AB	361	4,891
Boliden AB(a)	242	7,101
Essity AB, Class B	400	9,918
Svenska Cellulosa AB S.C.A., Class B	423	5,605
Svenska Handelsbanken AB, Class A	968	8,494
Tele2 AB, Class B	579	4,357
Telia Co. AB	1,832	3,939
		44,305
Switzerland–1.55%
Givaudan S.A.	7	23,560
Julius Baer Group Ltd.	139	9,834
Kuehne + Nagel International AG, Class R	37	11,547
Logitech International S.A., Class R	121	8,523
Lonza Group AG	53	30,762
SGS S.A.	100	9,679
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
Switzerland–(continued)
SIG Group AG(a)	210	$5,608
Sonova Holding AG, Class A	38	10,588
Temenos AG	62	5,330
VAT Group AG(b)	18	7,653
Zurich Insurance Group AG	111	53,553
		176,637
United Kingdom–3.33%
3i Group PLC	663	16,808
abrdn PLC	2,846	8,479
Admiral Group PLC	182	4,970
Auto Trader Group PLC(b)	690	5,724
Barratt Developments PLC	695	4,069
Berkeley Group Holdings PLC	72	4,018
BT Group PLC	5,446	8,524
Burberry Group PLC	280	7,981
CNH Industrial N.V.	767	11,068
Croda International PLC	84	6,353
DCC PLC	66	3,821
Informa PLC	982	9,567
InterContinental Hotels Group PLC	122	9,020
Intertek Group PLC	89	4,980
J Sainsbury PLC	1,618	5,763
Johnson Matthey PLC	161	3,724
Just Eat Takeaway.com N.V.(a)(b)	360	6,470
Kingfisher PLC	1,562	4,923
Legal & General Group PLC	4,006	11,994
Liberty Global PLC, Class C(a)	418	8,260
National Grid PLC	2,557	33,874
Pearson PLC	540	5,981
RELX PLC	1,431	48,162
Sage Group PLC (The)	718	8,632
Schroders PLC	658	3,876
Segro PLC	825	8,086
SSE PLC	794	17,172
St. James’s Place PLC	391	4,714
Unilever PLC	1,879	101,037
		378,050
United States–66.92%
Adobe, Inc.(a)	340	185,698
AECOM	68	5,916
Agilent Technologies, Inc.	229	27,885
Allegion PLC	65	7,596
Ally Financial, Inc.	283	8,643
American Express Co.	464	78,360
American Water Works Co., Inc.	133	19,608
Ameriprise Financial, Inc.	91	31,709
Amgen, Inc.	381	89,211
Annaly Capital Management, Inc.	329	6,610
Aptiv PLC(a)	201	22,007
Atmos Energy Corp.	97	11,806
Autodesk, Inc.(a)	152	32,222
Automatic Data Processing, Inc.	303	74,920
Avantor, Inc.(a)	445	9,154
Avery Dennison Corp.	50	9,201
Axon Enterprise, Inc.(a)	47	8,739
Baker Hughes Co., Class A	708	25,339
Ball Corp.	187	10,975
Shares		Value
United States–(continued)
Bank of New York Mellon Corp. (The)	602	$27,307
Becton, Dickinson and Co.	218	60,739
Best Buy Co., Inc.	174	14,451
Biogen, Inc.(a)	111	29,991
BlackRock, Inc.	109	80,535
Booking Holdings, Inc.(a)	27	80,212
Broadridge Financial Solutions, Inc.	79	13,266
Builders FirstSource, Inc.(a)	97	14,010
Bunge Ltd.	100	10,867
C.H. Robinson Worldwide, Inc.	102	10,218
Carrier Global Corp.	579	34,479
CBRE Group, Inc., Class A(a)	246	20,494
Centene Corp.(a)	429	29,211
Ceridian HCM Holding, Inc.(a)	96	6,798
Cheniere Energy, Inc.	165	26,707
Church & Dwight Co., Inc.	164	15,690
Cigna Group (The)	222	65,512
Clorox Co. (The)	90	13,633
CME Group, Inc., Class A	268	53,321
CMS Energy Corp.	190	11,603
Coca-Cola Co. (The)	3,042	188,391
Conagra Brands, Inc.	300	9,843
Consolidated Edison, Inc.	250	23,715
Cooper Cos., Inc. (The)	33	12,912
Crown Castle, Inc.	312	33,786
Cummins, Inc.	109	28,427
Danaher Corp.	503	128,295
Darling Ingredients, Inc.(a)	105	7,271
DaVita, Inc.(a)	71	7,241
Deckers Outdoor Corp.(a)	17	9,243
Dover Corp.	68	9,926
Ecolab, Inc.	191	34,980
Edwards Lifesciences Corp.(a)	468	38,409
Electronic Arts, Inc.	223	30,406
Elevance Health, Inc.	170	80,177
Essential Utilities, Inc.	109	4,610
Eversource Energy	245	17,721
Exelon Corp.	707	29,595
Expeditors International of Washington, Inc.	125	15,913
FactSet Research Systems, Inc.	28	12,181
Fastenal Co.	422	24,733
Ferguson PLC	143	23,112
Fidelity National Information Services, Inc.	418	25,239
Fiserv, Inc.(a)	443	55,911
Fortive Corp.	220	17,237
Fortune Brands Innovations, Inc.	97	6,894
Fox Corp., Class A	278	9,299
Franklin Resources, Inc.	216	6,316
General Mills, Inc.	449	33,558
Gilead Sciences, Inc.	905	68,907
Graco, Inc.	86	6,822
Halliburton Co.	659	25,754
Hartford Financial Services Group, Inc. (The)	183	13,154
Hasbro, Inc.	95	6,133
HCA Healthcare, Inc.	154	42,013
Henry Schein, Inc.(a)	98	7,721
Hilton Worldwide Holdings, Inc.	215	33,430
Hologic, Inc.(a)	185	14,693
Home Depot, Inc. (The)	746	249,045
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Shares		Value
United States–(continued)
Huntington Bancshares, Inc.	789	$9,657
IDEX Corp.	55	12,420
IDEXX Laboratories, Inc.(a)	63	34,948
Illinois Tool Works, Inc.	227	59,774
Illumina, Inc.(a)	114	21,905
Ingersoll Rand, Inc.	264	17,231
Insulet Corp.(a)	51	14,114
International Flavors & Fragrances, Inc.	191	16,161
International Paper Co.	195	7,032
Interpublic Group of Cos., Inc. (The)	296	10,132
Intuit, Inc.	204	104,387
Iron Mountain, Inc.	196	12,034
J.B. Hunt Transport Services, Inc.	39	7,954
JM Smucker Co. (The)	65	9,792
Johnson Controls International PLC	530	36,861
Kellogg Co.	184	12,308
Knight-Swift Transportation Holdings, Inc.	96	5,832
Laboratory Corp. of America Holdings	48	10,269
Lam Research Corp.	98	70,412
Lamb Weston Holdings, Inc.	96	9,948
Lear Corp.	42	6,500
Lennox International, Inc.	20	7,349
Linde PLC	365	142,595
LKQ Corp.	217	11,889
Lowe’s Cos., Inc.	437	102,376
MarketAxess Holdings, Inc.	18	4,846
Marsh & McLennan Cos., Inc.	380	71,600
Mettler-Toledo International, Inc.(a)	18	22,634
Microsoft Corp.	5,113	1,717,559
Molina Healthcare, Inc.(a)	39	11,875
Moody’s Corp.	127	44,799
Nasdaq, Inc.	200	10,098
Newmont Corp.	558	23,949
Northern Trust Corp.	147	11,778
Old Dominion Freight Line, Inc.	70	29,364
ONEOK, Inc.	329	22,056
Owens Corning	83	11,619
Paylocity Holding Corp.(a)	31	7,032
Pentair PLC	122	8,479
PepsiCo, Inc.	1,020	191,209
Phillips 66	327	36,477
PNC Financial Services Group, Inc. (The)	298	40,793
Pool Corp.	31	11,927
PPG Industries, Inc.	183	26,334
Progressive Corp. (The)	423	53,290
Prologis, Inc.	667	83,208
Prudential Financial, Inc.	295	28,465
Quanta Services, Inc.	100	20,162
Quest Diagnostics, Inc.	94	12,710
Regions Financial Corp.	721	14,687
Repligen Corp.(a)	36	6,176
Shares		Value
United States–(continued)
Rivian Automotive, Inc., Class A(a)	305	$8,430
Robert Half, Inc.	82	6,080
Rockwell Automation, Inc.	85	28,585
S&P Global, Inc.	240	94,682
Sempra	247	36,808
State Street Corp.	266	19,269
STERIS PLC	59	13,307
Swiss Re AG	217	22,616
Synchrony Financial	269	9,291
T. Rowe Price Group, Inc.	177	21,817
Take-Two Interactive Software, Inc.(a)	106	16,212
Tesla, Inc.(a)	2,081	556,522
Texas Instruments, Inc.	681	122,580
Toro Co. (The)	54	5,489
Tractor Supply Co.	83	18,591
Trane Technologies PLC	178	35,500
Travelers Cos., Inc. (The)	178	30,725
Truist Financial Corp.	992	32,954
U.S. Bancorp	1,084	43,013
UGI Corp.	154	4,156
United Rentals, Inc.	48	22,305
Vail Resorts, Inc.	30	7,065
Valero Energy Corp.	290	37,384
Verizon Communications, Inc.	3,044	103,740
VF Corp.	247	4,893
W.W. Grainger, Inc.	33	24,370
Walt Disney Co. (The)(a)	1,331	118,313
Waters Corp.(a)	45	12,429
Welltower, Inc.	354	29,081
West Pharmaceutical Services, Inc.	51	18,770
Workday, Inc., Class A(a)	147	34,858
Xylem, Inc.	163	18,378
Zimmer Biomet Holdings, Inc.	142	19,617
Zoetis, Inc.	346	65,079
ZoomInfo Technologies, Inc., Class A(a)	146	3,733
		7,601,304
Total Common Stocks & Other Equity Interests (Cost $8,659,696)		11,054,943
Money Market Funds–2.65%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d)	105,481	105,481
Invesco Liquid Assets Portfolio, Institutional Class, 5.28%(c)(d)	75,060	75,067
Invesco Treasury Portfolio, Institutional Class, 5.18%(c)(d)	120,550	120,550
Total Money Market Funds (Cost $301,096)		301,098
TOTAL INVESTMENTS IN SECURITIES—99.97% (Cost $8,960,792)		11,356,041
OTHER ASSETS LESS LIABILITIES–0.03%		3,014
NET ASSETS–100.00%		$11,359,055
Investment Abbreviations:
CDI	– CREST Depository Interest
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $37,405, which represented less than 1% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,553	$344,141	$(257,213)	$-	$-	$105,481	$2,217
Invesco Liquid Assets Portfolio, Institutional Class	12,978	245,815	(183,723)	(2)	(1)	75,067	1,567
Invesco Treasury Portfolio, Institutional Class	21,204	393,305	(293,959)	-	-	120,550	2,449
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,157	811,868	(814,025)	-	-	-	604*
Invesco Private Prime Fund	4,918	2,075,445	(2,080,336)	-	(27)	-	1,601*
Total	$59,810	$3,870,574	$(3,629,256)	$(2)	$(28)	$301,098	$8,438

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI World Index	2	September-2023	$191,400	$8,812	$8,812

(a)	Futures contracts collateralized by $4,222 cash held with Merrill Lynch International, the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco MSCI World SRI Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$170,917	$—	$170,917
Austria	—	10,687	—	10,687
Belgium	—	18,392	—	18,392
Canada	437,176	—	—	437,176
China	41,697	51,670	—	93,367
Denmark	—	293,698	—	293,698
Finland	—	61,382	—	61,382
France	—	323,584	—	323,584
Germany	—	182,854	—	182,854
Hong Kong	—	99,695	—	99,695
Ireland	—	42,942	—	42,942
Italy	—	48,853	—	48,853
Japan	—	690,741	—	690,741
Netherlands	—	278,084	—	278,084
New Zealand	—	4,606	—	4,606
Norway	—	25,394	—	25,394
Singapore	—	38,144	—	38,144
Spain	—	34,131	—	34,131
Sweden	—	44,305	—	44,305
Switzerland	—	176,637	—	176,637
United Kingdom	8,260	369,790	—	378,050
United States	7,578,688	22,616	—	7,601,304
Money Market Funds	301,098	—	—	301,098
Total Investments in Securities	8,366,919	2,989,122	—	11,356,041
Other Investments - Assets*
Futures Contracts	8,812	—	—	8,812
Total Investments	$8,375,731	$2,989,122	$—	$11,364,853

*	Unrealized appreciation.
Invesco MSCI World SRI Index Fund